Selected Condensed Financial Data for the Three Months Ended December 31, 2017 (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2019
Selected Condensed Financial Data for the Three Months Ended December 31, 2017 (Unaudited) [Abstract]
Results of Operations
The following tables present condensed unaudited comparative information for the three months ended December 31, 2017:

Results of Operations	Three months ended December 31,
2017
Total revenues	$666,587
Expenses:
Vessel Operating Expenses	(601,787)
Voyage Expenses	(28,440)
Management fees to related party	(24,120)
Depreciation and amortization	(107,925)
General and administrative expenses
- Company administration expenses	(35,834)
- Public registration costs	(115,761)
Total Expenses	(913,867)
Other Income/ (Expenses):
Total Other Expenses	(578)
Net loss and comprehensive loss	$(247,858)
Loss per common share, basic and diluted	$(0.26)

Cash Flows
Cash Flows	Three months ended December 31,
2017
Net cash used in operating activities	$(349,798)
Net decrease in cash and cash equivalents	$(349,798)

Balance Sheet Data
Balance Sheet Data	December 31,
2017
Cash and cash equivalents	$486,670
Vessel, net	7,293,118
Working Capital (1)	202,300
Other non-current assets	750,366
Total Assets	9,215,971
Retained Earnings	630,784
Total shareholders' equity	8,245,784

(1)	The Company defines working capital as current assets less current liabilities.